SEGMENTED INFORMATION - Operating Segments Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenue [abstract]
Product sales	$ 22,282	$ 18,360	[1]	$ 12,002	[1]
Less: royalties	(1,255)	(1,018)		(575)
Revenue	21,027	17,342		11,427
Expenses
Production	6,464	5,675	[1]	4,184	[1]
Transportation, blending and feedstock	4,189	3,529	[1]	2,822	[1]
Depletion, depreciation and amortization	5,161	5,186		4,858
Asset retirement obligation accretion	186	164		142
Realized risk management (commodity derivatives)	(99)	(2)		8
Gain on acquisition, disposition and revaluation of properties	(452)	(379)		(250)
Loss (gain) from investments	346	(38)		(327)
Total expenses	17,505	14,469		12,490
Administration	325	319		345
Share-based compensation	(146)	134		355
Interest and other financing expense	739	631		383
Net unrealized risk management (gain) loss	(35)	37		25
Foreign exchange loss (gain)	827	(787)		(55)
Earnings (loss) before taxes	3,522	2,873		(1,063)
Current income tax expense (recovery)	374	(164)		(618)
Deferred income tax expense (recovery)	557	640		(241)
Net earnings (loss)	2,591	2,397		(204)
Inter–segment elimination and other
Revenue [abstract]
Product sales	558	609		849
Less: royalties	0	0		0
Revenue	558	609		849
Expenses
Production	58	71		78
Transportation, blending and feedstock	491	527		751
Depletion, depreciation and amortization	0	0		0
Asset retirement obligation accretion	0	0		0
Realized risk management (commodity derivatives)	0	0		0
Gain on acquisition, disposition and revaluation of properties	0	0		0
Loss (gain) from investments	0	0		0
Total expenses	549	598		829
Earnings (loss) before taxes	9	11		20
Non-segmented
Expenses
Loss (gain) from investments	341	(7)		(320)
Total expenses	1,962	370		735
Administration	325	319		345
Share-based compensation	(146)	134		355
Interest and other financing expense	739	631		383
Net unrealized risk management (gain) loss	(124)	80		27
Foreign exchange loss (gain)	827	(787)		(55)
Total Segments
Revenue [abstract]
Product sales	22,282	18,360		12,002
Less: royalties	(1,255)	(1,018)		(575)
Revenue	21,027	17,342		11,427
Expenses
Production	6,464	5,675		4,184
Transportation, blending and feedstock	4,189	3,529		2,822
Depletion, depreciation and amortization	5,161	5,186		4,858
Asset retirement obligation accretion	186	164		142
Realized risk management (commodity derivatives)	(10)	(45)		6
Gain on acquisition, disposition and revaluation of properties	(452)	(379)		(250)
Loss (gain) from investments	5	(31)		(7)
Total expenses	15,543	14,099		11,755
Earnings (loss) before taxes	5,484	3,243		(328)
North America | Operating segments
Revenue [abstract]
Product sales	8,510	9,161		7,209
Less: royalties	(723)	(809)		(524)
Revenue	7,787	8,352		6,685
Expenses
Production	2,405	2,362		2,186
Transportation, blending and feedstock	2,587	2,291		1,941
Depletion, depreciation and amortization	3,132	3,243		3,465
Asset retirement obligation accretion	87	80		66
Realized risk management (commodity derivatives)	(10)	(45)		6
Gain on acquisition, disposition and revaluation of properties	(277)	(35)		(32)
Loss (gain) from investments	0	0		0
Total expenses	7,924	7,896		7,632
Earnings (loss) before taxes	(137)	456		(947)
North Sea | Operating segments
Revenue [abstract]
Product sales	893	784		570
Less: royalties	(2)	(1)		(1)
Revenue	891	783		569
Expenses
Production	405	400		403
Transportation, blending and feedstock	22	31		48
Depletion, depreciation and amortization	257	509		458
Asset retirement obligation accretion	29	27		35
Realized risk management (commodity derivatives)	0	0		0
Gain on acquisition, disposition and revaluation of properties	(139)	0		0
Loss (gain) from investments	0	0		0
Total expenses	574	967		944
Earnings (loss) before taxes	317	(184)		(375)
Offshore Africa | Operating segments
Revenue [abstract]
Product sales	698	632		603
Less: royalties	(51)	(41)		(26)
Revenue	647	591		577
Expenses
Production	208	226		200
Transportation, blending and feedstock	2	1		2
Depletion, depreciation and amortization	201	205		262
Asset retirement obligation accretion	9	9		12
Realized risk management (commodity derivatives)	0	0		0
Gain on acquisition, disposition and revaluation of properties	(36)	0		0
Loss (gain) from investments	0	0		0
Total expenses	384	441		476
Earnings (loss) before taxes	263	150		101
Oil Sands Mining and Upgrading | Operating segments
Revenue [abstract]
Product sales	11,521	7,072		2,657
Less: royalties	(479)	(167)		(24)
Revenue	11,042	6,905		2,633
Expenses
Production	3,367	2,600		1,292
Transportation, blending and feedstock	1,087	679		80
Depletion, depreciation and amortization	1,557	1,220		662
Asset retirement obligation accretion	61	48		29
Realized risk management (commodity derivatives)	0	0		0
Gain on acquisition, disposition and revaluation of properties	0	(230)		0
Loss (gain) from investments	0	0		0
Total expenses	6,072	4,317		2,063
Earnings (loss) before taxes	4,970	2,588		570
Midstream | Operating segments
Revenue [abstract]
Product sales	102	102		114
Less: royalties	0	0		0
Revenue	102	102		114
Expenses
Production	21	16		25
Transportation, blending and feedstock	0	0		0
Depletion, depreciation and amortization	14	9		11
Asset retirement obligation accretion	0	0		0
Realized risk management (commodity derivatives)	0	0		0
Gain on acquisition, disposition and revaluation of properties	0	(114)		(218)
Loss (gain) from investments	5	(31)		(7)
Total expenses	40	(120)		(189)
Earnings (loss) before taxes	62	222		303
Crude oil and NGLs | Inter–segment elimination and other
Revenue [abstract]
Product sales	410	448		682
Crude oil and NGLs | Total Segments
Revenue [abstract]
Product sales	20,668	16,522		10,396
Crude oil and NGLs | North America | Operating segments
Revenue [abstract]
Product sales	7,254	7,655		5,933
Crude oil and NGLs | North Sea | Operating segments
Revenue [abstract]
Product sales	753	666		478
Crude oil and NGLs | Offshore Africa | Operating segments
Revenue [abstract]
Product sales	628	579		532
Crude oil and NGLs | Oil Sands Mining and Upgrading | Operating segments
Revenue [abstract]
Product sales	11,521	7,072		2,657
Crude oil and NGLs | Midstream | Operating segments
Revenue [abstract]
Product sales	102	102		114
Natural gas | Inter–segment elimination and other
Revenue [abstract]
Product sales	148	161		167
Natural gas | Total Segments
Revenue [abstract]
Product sales	1,614	1,838		1,606
Natural gas | North America | Operating segments
Revenue [abstract]
Product sales	1,256	1,506		1,276
Natural gas | North Sea | Operating segments
Revenue [abstract]
Product sales	140	118		92
Natural gas | Offshore Africa | Operating segments
Revenue [abstract]
Product sales	70	53		71
Natural gas | Oil Sands Mining and Upgrading | Operating segments
Revenue [abstract]
Product sales	0	0		0
Natural gas | Midstream | Operating segments
Revenue [abstract]
Product sales	$ 0	$ 0		$ 0

[1]	In connection with adoption of IFRS 15 on January 1, 2018, the Company has reclassified certain comparative amounts in a manner consistent with the presentation adopted for the year ended December 31, 2018 (see note 2).